Share-based compensation (Details) - Schedule of ESOP grants under the black-scholes pricing model - shares	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ESPP [Member]
Share-based compensation (Details) - Schedule of ESOP grants under the black-scholes pricing model [Line Items]
Awards outstanding beginning	31,528
Awards outstanding ending	66,528	31,528
Awards exercisable
ESPP [Member] | January 18, 2022 [Member]
Share-based compensation (Details) - Schedule of ESOP grants under the black-scholes pricing model [Line Items]
Awards granted	35,000
ESOP [Member]
Share-based compensation (Details) - Schedule of ESOP grants under the black-scholes pricing model [Line Items]
Awards outstanding beginning	6,660
Awards granted
Awards outstanding ending	6,660	6,660
Awards exercisable